Derivative Financial Instruments - Summary of Net Losses on Derivatives and Hedging Activities (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives designated as hedging instruments:
Total net gain (loss) related to fair value hedge ineffectiveness	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Derivatives not designated as hedging instruments:
Total net gains (losses) related to derivatives not designated as hedging instruments	(1)	(1)	(2)	(6)	(9)	(33)	22
Net gains (losses) on derivatives and hedging activities	(1)	(1)	(2)	(6)	(9)	(33)	22
Interest Rate Swaps [Member]
Derivatives designated as hedging instruments:
Total net gain (loss) related to fair value hedge ineffectiveness	0	0	0	0	0	0	0
Interest Rate Caps/Floors [Member]
Derivatives not designated as hedging instruments:
Total net gains (losses) related to derivatives not designated as hedging instruments	$ (1)	$ (1)	$ (2)	$ (6)	$ (9)	$ (33)	$ 22